Annual Total Returns- Vanguard SP Mid-Cap 400 Growth Index Fund (Institutional) [BarChart] - Institutional - Vanguard SP Mid-Cap 400 Growth Index Fund - Institutional Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.24%	32.68%	7.51%	1.95%	14.70%	19.87%	(10.40%)	26.20%	22.61%